Equity	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Equity

Note 18 – Equity

A.	Composition of share capital:

	December 31		December 31
	2025	2024	2025	2024
	Registered		Issued and paid-up
Shares with no par value	100,000,000	100,000,000	54,681,335	47,162,713

Issued and paid-up
Issued and paid-in share capital as of January 1, 2025	47,162,713
Private allocation of shares and warrants (I)	7,349,895
Issued shares to Company’s employees (J)	168,727

Issued and paid-in share capital as of December 31, 2025	54,681,335

B.	On May 15, 2022, the Company’s board of directors authorized management to offer a total of up to 596,937 options to an officer (the Company’s Chief Financial Officer) and 7 Canndoc employees, which constitute 1.3% of the Company’s shares in accordance with the Company 2015 ESOP plan.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 18 – Equity (Cont.)

C.	On September 15, 2022, the Company held an annual Special General Meeting of Shareholders, that approved an extension of the exercise period for 1,030,325 options previously granted to the Company’s chairman of the board, for an additional 3 years until December 31, 2026.

In 2025, the Company’s chairman of the board resigned and therefore the options expired in accordance with the Company’s compensation policy

D.	On November 14, 2022, the Company’s board of directors authorized management to offer a total of up to 287,131 options to Canndoc employees in accordance with the Company 2015 Options Plan.

E.	In August 2023, 1,631,708 warrants, which were granted in 2020 to four institutional investors, one additional investor, and the Company’s controlling shareholder, expired.

F.	During 2024, the Company engaged in several acquisitions. As a result of the acquisitions the Company has committed to issue ordinary shares, as part of the acquisitions considerations, equal to NIS 8 million.

During 2024, the Company allocated 1,590,023 ordinary shares of the Company.

G.	In December 2024, the Company allocated 75,000 and 68,557 warrants to the Company’s chairman of the board and to an advisor at Intercure.

H.	On December 31, 2024, the Company’s board of directors approved the repricing of options for employees in the Company, in the amount of 897,896 options, as well as extending their exercise period for an additional year. The incremental amount is approximately NIS 1.4 million. Out of which, NIS 0.7 million were recorded in 2024.

I.	On December 31, 2024, the Company’s board of directors approved the allocation of company shares, in a private allocation of shares and warrants, to nine investors and one investor, the controlling shareholder of the Company or a company under its control, who will invest a total of approximately NIS 34 million in the Company. the allocation was approved at the general meeting on February 3, 2025.

In February 2025, an additional investor invested NIS 1.5 million.

Following the approval of the general meeting, and all other required approvals, on March 3, 2025, the Company issued 7,349,896 shares and 7,349,896 warrants, and the amount was recorded in equity. The warrants have a term of 4 years, and an exercise price of 5.7 NIS.

J.	On July 8, 2025, the Company’s board of directors approved the allocation of 168,727 shares to the Company’s employees.

K.	On September 14, 2025, the Company’s board of directors approved the allocation of 461,911 warrants to an advisor at Intercure.

L.	Rights associated with shares:

Each share gives its owner the right to participate and to vote in the general meetings (each share has one voting right), and the right to receive dividends and/or bonus shares.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 18 – Equity (Cont.)

M.	Share-based payment transactions:

Expense recognized in the financial statements

The expense which was recognized in the financial statements for received services is presented in the following table:

	For the year ended December 31
	2025	2024	2023
	NIS in thousands
Total expenses recognized from share-based payment transactions	2,429	2,281	2,592

Options plan:

On July 7, 2022, the Company’s board of directors resolved to adopt a new plan for the allocation of shares and options to employees, directors, and consultants (the “2022 Options Plan”).

Presented below are the main terms of the 2022 Options Plan:

●	In accordance with the 2022 options plan, options or shares will be allocated to the Company’s employees in accordance with section 102 of the Income Tax Ordinance (New Version), 5721-1961 (hereinafter: the “Income Tax Ordinance”), in accordance with the trustee track or the non-trustee track. Options will be allocated to consultants, service providers, controlling shareholders or any other entity other than Company employees in accordance with section 3(I) of the Income Tax Ordinance only.

●	The exercise price of each share option will be approved by the board of directors in its exclusive discretion, in accordance with the provisions of the law, and subject to guidelines which will be recommended by the committee from time to time.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 18 – Equity (Cont.)

Changes in share options during the year

Presented below is a table listing the number of share options, the weighted average of their exercise prices, and the changes which were made to the employee options plans during the current year:

	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS		NIS
Share options at beginning of year	2,783,512	11.28	3,019,831	11.59	3,402,113	11.44
Share options which were granted during the year	461,911	5.35	143,557	8.96	-	-
Share options which were forfeited during the year	13,198	9.23	54,040	17.71	278,491	15.24
Share options which expired during the year	1,199,599	13.08	325,836	72.88	103,791	6.87
Share options at end of year	2,032,626	10.95	2,783,512	11.28	3,019,831	11.59
Exercisable share options at year end	1,644,170	12.13	2,413,662	9.97	2,386,907	9.14